John Hancock Disciplined Value International Fund Expense Example - Class NAV [Member] - John Hancock Disciplined Value International Fund - Class NAV	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 917